RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Professional fees	$ 1,513,940	$ 1,751,478	$ 4,456,440	$ 3,462,650
Amounts payable, related party transactions	78,440		78,440
Amounts receivable related party transactions	161,727		161,727		155,108
Business Service Agreement [member] | Business Instincts Group [member]
IfrsStatementLineItems [Line Items]
Professional fees			274,112	198,600
Amounts payable, related party transactions
Consultant Agreement [member] | Alberta Ltd [member]
IfrsStatementLineItems [Line Items]
Professional fees			441,486	190,225
Amounts payable, related party transactions	27,398		27,398
Executive Agreement [member] | Scott Larson [member]
IfrsStatementLineItems [Line Items]
Professional fees			344,789	$ 143,191
Amounts payable, related party transactions	$ 41,756		$ 41,756